Short-term deposits and long-term deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Short-term deposits and long-term deposits
Short-term deposits	¥ 3,125,760	$ 446,978	¥ 4,075,048
Long-term deposits			1,470,000
RMB
Short-term deposits and long-term deposits
Short-term deposits	1,720,000		1,135,000
Long-term deposits			1,470,000	$ 1,470,000
US$
Short-term deposits and long-term deposits
Short-term deposits	¥ 1,405,760	$ 200,000	¥ 2,940,048	$ 408,999